CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Profit or loss [abstract]
Interest income	£ 15,435	£ 15,003	£ 13,048
Interest expense	(9,389)	(8,503)	(6,250)
Net interest income	6,046	6,500	6,798
Fee and commission income	1,458	1,500	1,426
Fee and commission expense	(568)	(556)	(539)
Net fee and commission income	890	944	887
Net trading income	10,758	11,888	6,161
Insurance revenue	1,650	1,558	1,450
Insurance service expense	(1,339)	(1,176)	(1,238)
Net (expense) income from reinsurance contracts held	(23)	(9)	11
Insurance service result	288	373	223
Other operating income	907	805	826
Other income	12,843	14,010	8,097
Total income	18,889	20,510	14,895
Net finance expense from insurance, participating investment and reinsurance contracts	(6,477)	(7,915)	(3,769)
Movement in third party interests in consolidated funds	(802)	(777)	(332)
Change in non-participating investment contracts	(2,734)	(2,495)	(1,488)
Net finance expense from insurance and participating investment contracts	(10,013)	(11,187)	(5,589)
Total income, after net finance expense in respect of insurance and investment contracts	8,876	9,323	9,306
Operating expenses	(5,452)	(6,049)	(4,774)
Impairment (charge) credit	(100)	359	(662)
Profit before tax	3,324	3,633	3,870
Tax expense	(880)	(979)	(1,006)
Profit for the period	2,444	2,654	2,864
Profit attributable to ordinary shareholders	2,145	2,361	2,572
Profit attributable to other equity holders	269	272	255
Profit attributable to equity holders	2,414	2,633	2,827
Profit attributable to non-controlling interests	£ 30	£ 21	£ 37
Basic earnings per share (in GBP per share)	£ 0.034	£ 0.037	£ 0.039
Diluted earnings per share (in GBP per share)	£ 0.033	£ 0.037	£ 0.038